Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
PIA BBB Bond Fund (Prospectus Summary) | PIA BBB Bond Fund | Managed Account Completion Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBBBX
PIA MBS Bond Fund (Prospectus Summary) | PIA MBS Bond Fund | Managed Account Completion Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTGX
PIA Short-Term Securities Fund (Prospectus Summary) | PIA Short-Term Securities Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIASX
PIA Moderate Duration Bond Fund (Prospectus Summary) | PIA Moderate Duration Bond Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIATX
PIA High Yield Fund (First Prospectus Summary) | PIA High Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYSX